Entity Wide Disclosures - Schedule of Revenues within Geographic Areas (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues	[1]	$ 491	$ 309	$ 391
United States [Member]
Revenues		418	142	300
United Kingdom [Member]
Revenues		41	33	24
South Korea [Member]
Revenues				7
Israel [Member]
Revenues		5	67	12
Other [Member]
Revenues		$ 27	$ 67	$ 48

[1]	As for revenues related to transaction with the Parent Company - see Note 11